Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
2	Summary of significant accounting policies

(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The significant accounting estimates which have had an impact on the Company’s financial statements include share-based compensation, impairment of intangible assets, impairment of long-lived assets, allowance for sales returns, allowance for doubtful accounts, inventories, provision for warranty, economic useful lives of property, plant and equipment, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

(d)	Short-term investments

As of December 31, 2009, restricted investments consisted of amounts placed with and guaranteed by Bank of China for onward lending to third parties. These restricted investments carry interest at 4.779% per annum and contractually matured by June 2010. In March 2010, the restricted cash and restricted investments amounts were released upon repayment of the related bank loans.

As of December 31, 2010, short-term investments consisted of $219,661 placed with trust investment companies (the “Trusts”) for onward lending to third parties. These short-term investments carried interest at 5% per annum and contractually matured in 2011. The amount invested and the interests to be collected by the Trusts were guaranteed by Bank of China and there was no restriction over the short-term investments.

As of December 31, 2011, short-term investments consisted of i) $331,817 placed with and guaranteed by Bank of China which carry interest at 7% per annum which contractually mature in 2012; and ii) $143,899 placed with and guaranteed by Bank of China for onward lending to third parties which carry interest at 7% per annum and contractually mature in 2012.

During 2011, the Company entered into four foreign exchange forward contracts. These contracts are accounted for in accordance with ASC 815 where the contracts’ fair values are marked to market at $891 for the year ended December 31, 2011. The forward contracts are derivative instruments and are not within the scope of hedge accounting.

(e)	Inventories

Inventories are stated at the lower of cost or market value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

(f)	Intangible assets with finite life

Intangible assets consist of tradenames, completed technologies, core technologies and customer relationships with a finite useful life, and are carried at cost less accumulated amortization. Intangible assets are amortized over their estimated useful lives ranging between 3 and 12 years.

(g)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 5 years
Electronic equipment, furniture and fixtures	3 to 5 years
Motor vehicles	5 years

(h)	Land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangement and are stated at cost less accumulated amortization and any recognized impairment loss. The land use rights are amortized on a straight-line basis over their respective lease periods, ranging from 20 to 50 years.

(i)	Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350 “Intangibles—Goodwill and Other”. The evaluation of goodwill for impairment involves two steps: (1) the identification of potential impairment by comparing the undiscounted cash flow of a reporting unit with its carrying amount, including goodwill and (2) the measurement of the amount of goodwill impairment by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill and recognizing a loss by the excess of carrying amount of the goodwill over implied goodwill amount.

In September 2011, the FASB issued an accounting standards update on testing goodwill for impairment with the option of performing a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (See Note 2(aa)).

(j)	Impairment of long-lived assets

In accordance with ASC 360 “Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets which include finite-lived intangible assets, property, plant and equipment and land use rights for potential impairment based on a review of projected undiscounted cash flows associated with these assets. Long-lived assets are evaluated for impairment whenever events and circumstances exist that indicates the carrying amount of these assets may not be recoverable. If the sum of the projected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the difference between the estimated fair value of the assets and the carrying amount.

Management judgment is required in the area of asset impairment, particularly in assessing whether: (1) an event has occurred that indicates potential impairment and; (2) the carrying value of an asset can be supported by the future cash flows from the asset using estimated cash flow projections.

(k)	Revenue recognition

The Company generates revenue from sale of medical devices. As the medical devices that the Company sells include a software element that is more than incidental to the medical devices as a whole, the Company recognizes revenues according to ASC 985-605 “Revenue Recognition”. Since the sales arrangements do not require significant production, modification, or customization of the software, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;

•	Delivery has occurred (e.g., an exchange has taken place);

•	The sales price is fixed or determinable; and

•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return, price protection or cash rebates. The sales arrangements do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company’s past experience and its customers’ purchase history.

The Company presents revenues net of value-added tax (“VAT”). The VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounts to $45,470, $47,031 and $60,379 for year ended December 31, 2009, 2010 and 2011 respectively, offset by a 14% VAT refund that the Company is entitled to for sales of products with embedded self-developed software. In 2006, there was a change in regulation around VAT and the Company’s self-developed software was no longer qualified for the 14% VAT refund. In July 2009, the PRC tax authority issued a new tax notice which had a retroactive effect from year 2006 and further clarified and redefined the embedded software sales eligible for VAT refunds. Given the lack of experience in collecting VAT refund under the new tax notice, in 2009, the Company determined to record VAT refund only when approved. Starting in January 2010, the Company recognized its VAT refund on an accrual basis. For the years ended December 31, 2009, 2010 and 2011, the amount of VAT refund included in revenues was $24,746, $17,690 and $21,525 respectively.

(l)	Warranty provision

The Company records a warranty provision at the time product revenue is recognized based on the historical rate of warranty services rendered. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in warranty provision were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,067	$4,172	$5,822
Warranty liabilities assumed in connection with acquisitions	—	—	15
Provision made during the year	7,399	9,007	13,165
Settlement made during the year	(6,294)	(7,357)	(9,660)

Balance at end of year	$4,172	$5,822	$9,342

(m)	Shipping and handling costs

Shipping and handling costs are classified as cost of revenues. For the years ended December 31, 2009, 2010 and 2011, shipping and handling costs were $8,330, $13,979 and $18,189, respectively.

(n)	Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the PRC government by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high technology medical products as well as incentives from the local government for investing in the high technology industry in the region. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their receipt have been satisfied. Subsidies recognized as other income were $11,690, $5,093 and $1,960 for the year ended December 31, 2009, 2010 and 2011, respectively.

(o)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product’s estimated economic useful life to cost of revenues. Net capitalized software development costs were included in intangible assets as core technology. Total amount capitalized during December 31, 2009, 2010 and 2011 were $4,645, $8,837 and $14,040, respectively.

(p)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred, except for software development costs as disclosed in Note 2(o).

(q)	Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $1,063, $1,348 and $1,727 for the year ended December 31, 2009, 2010 and 2011, respectively, and were included in selling expenses.

(r)	Staff retirement plan costs

The Company’s costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 18).

(s)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options or restricted shares at grant date. Share-based compensation charge is recognized in accordance with ASC 718 “Compensation — Stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

(t)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

(u)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share give effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares include ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

(v)	Foreign currency transactions

The functional currency of MMIL is the U.S. dollar (“USD”). The functional currency of the Company’s foreign subsidiaries and branches is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the statement of operations.

Assets and liabilities of non-US dollar functional currency entities are translated using exchange rates in effect at each period end and average exchange rates are used for the statement of operations. Translation adjustments resulting from translation of these financial statements are reflected as a component of other comprehensive income in the statement of shareholders’ equity.

The financial statements are presented using a reporting currency of USD. Effective April 1, 2009, the Company changed its reporting currency to USD from Chinese Renminbi (“RMB”). The change in reporting currency is to better reflect the Company’s performance and to improve investor’s ability to compare the Company’s financial results.

(w)	Comprehensive income

Comprehensive income is defined to include all changes in equity during a period from transactions and other events and circumstances from non-owner sources. During the periods presented, the Company’s comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented in the consolidated statements of shareholders’ equity and comprehensive income.

(x)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash and investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables and other taxes payable approximate their fair values due to the short-term nature of these instruments.

(y)	Fair value measurement

On January 1, 2010, the Company adopted the amendment to improve the disclosures about fair value measurements. The adoption of the authoritative guidance did not materially affect the Company’s results and financial condition.

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements at Reporting Date Using
	Total Fair Value on Balance Sheet	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—

Short-term investments	296,003	—	296,003	—

As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—

Short-term investments	479,173	—	479,173	—

(z)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable.

The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality and a significant portion is placed with financial institutions in the PRC.

The Company invests in short-term investments with capital guaranteed by financial institutions with high-credit ratings and quality in the PRC.

The PRC does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Company believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in the PRC and the Company believes that these PRC banks that hold the Company’s cash and cash equivalents are financially sound based on public available information.

The Company generally requires upfront payment or a significant installment prior to delivery of their products. In addition, there are no major customers with sales transactions over 10% of total sales during the period presented. As a consequence, management believes the Company’s exposure to credit risk is not significant. The Company establishes allowance for doubtful accounts primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

(aa) Recently issued accounting standards

In October 2009, the FASB issued revenue recognition guidance for arrangements that involve the delivery of multiple-elements. This guidance addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this guidance significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company adopted this guidance in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued revenue recognition guidance for arrangements that include software elements. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements and provides additional guidance on how to determine which software, if any, relating to tangible product would be excluded from the scope of the software revenue guidance. In addition, it provides guidance on how a vendor should allocate arrangement consideration to deliverables in an arrangement that includes both tangible products and software. This accounting standard is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company adopted this guidance in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued an amendment to improve the disclosures about fair value measurements. It adds new requirements for disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The amendment is effective for the first reporting period beginning after December 15, 2009, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. Early adoption is permitted. The Company has adopted the amendments for the period beginning January 1, 2010 except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis. The Company adopted the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis for the period beginning January 1, 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In April 2010, the FASB issued an accounting standards update on the effect of denominating the exercise price of share-based payment awards in the currency of the market in which the underlying equity security trades. This updates the guidance in stock compensation to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Early adoption is permitted. The Company adopted this update in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued an accounting standards update on presentation of comprehensive income. This update addresses that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The updates do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued an amendment to indefinitely defer one of the requirements contained in its June 2011 final standard. That requirement called for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income. The updates and related deferral are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. Full retrospective application is required. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued an accounting standards update on testing goodwill for impairment. The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing both public and nonpublic entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The revised standard allows an entity first to assess qualitatively whether it is necessary to perform step one of the two-step annual goodwill impairment test. An entity is required to perform step one only if the entity concludes that it is more likely than not that a reporting unit's fair value is less than its carrying amount (that is, a likelihood of more than 50%). This is different than the current guidance, which requires entities to perform step one of the test, at least annually, by calculating and comparing the fair value of a reporting unit to its carrying amount. The revised standard does not change existing guidance on: 1) when to test goodwill for impairment. Goodwill will continue to be tested for impairment on an annual basis and between annual tests (''interim tests'') in certain circumstances; 2) for other instances that require an entity to calculate the fair value of a reporting unit. Further, the revised standard does not affect the measurement of impairment loss under step two of the goodwill impairment test. Impairment losses will continue to be recognized to the extent that the carrying amount of a reporting unit's goodwill exceeds its implied fair value. The implied fair value of goodwill is determined in the way that it would be determined in a business combination. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, an entity can choose to early adopt the revised standard even if its annual test date is before September 15, 2011 (the date on which the revised standard was issued), provided that the entity has not yet issued its financial statements for the period that includes its annual test date. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.